                          [CLIFFORD CHANCE LETTERHEAD]

March 31, 2008

Securities and Exchange Commission
100 F Street
Washington, D.C. 20549

Re:      Morgan Stanley Series Funds (the "Fund")
         Post-Effective Amendment No. 3
         Securities Act File No. 333-143505
         Post-Effective Amendment No. 4
         Investment Company Act File No. 811-22075

Dear Sir or Madam:

         On behalf of the Morgan Stanley Series Funds, a Massachusetts business trust (the "Fund"), attached herewith for filing is the above-referenced
Post-Effective Amendment No. 3 (the "Amendment") to the Fund's Registration
Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended
(the "1933 Act"), and Amendment No. 4 pursuant to the Investment Company Act of
1940, as amended (the "1940 Act"), together with exhibits thereto.

         This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of (i) adding Class W shares to the Morgan Stanley Commodities Alpha
Fund, a portfolio of the Fund; (ii) updating certain factual information in the
Fund's Registration Statement; and (iii) making other minor stylistic revisions.
Please note that a substantially similar Registration Statement has been reviewed and commented on by the Staff for the previous 485(b) filing for the
Fund on March 5, 2008. We understand that we may expect comments on this filing in approximately 30 days. We anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 60th day after the date hereof. No fees are required in connection with this filing.

         Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931.

                                            Very truly yours,

                                            /s/ Stuart M. Strauss

                                            Stuart M. Strauss